THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated March 18, 2024

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION
applicable to Class A, C, C2, D and I shares
dated February 1, 2024
(the “Retail SAI”)

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024
(the “Retirement SAI”)

and to the

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION
applicable to Class I shares of the Thornburg Emerging Markets Managed Account Fund and the
Thornburg Municipal Managed Account Fund, and
dated February 1, 2024
(the “SMA Funds SAI”)

Distributor Information

The first sentence of the first paragraph under the “Service and Distribution Plans” section on page 47 of the Retail SAI and page 51 of the Retirement SAI, and under the “Distributor” section on page 58 of the SMA Funds SAI is hereby deleted in its entirety and replaced with the following disclosure:

Effective December 28, 2023, the Trust’s principal underwriter, Thornburg Securities Corporation (“TSC”), was reorganized as Thornburg Securities LLC (“TSL”), a limited liability company and wholly-owned subsidiary of Thornburg, and a member firm of FINRA.

Changes to Portfolio Managers’ Ownership

The narrative language and table included under “Portfolio Managers’ Ownership of Shares in the Funds” sub-section beginning on page 66 of the Retail SAI is hereby deleted in its entirety and replaced with the following disclosure:

Portfolio Managers’ Ownership of Shares in the Funds

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual’s beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. Except as otherwise noted below, the information presented is current as of March 18, 2024. In each case, the dollar range listed may include shares owned by the portfolio manager through the manager’s self-directed account in Thornburg’s retirement plan. In addition to the holdings noted below, each of the portfolio managers is a participant in Thornburg’s profit sharing plan, which invests in shares of each of the Funds.

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership
Nick Anderson
International Growth Fund	$100,001–$500,000

David Ashley
Short Duration Municipal Fund	None
Limited Term Municipal Fund	$100,001–$500,000
Intermediate Municipal Fund	$100,001–$500,000
Strategic Municipal Income Fund	$100,001–$500,000
Limited Term California Fund	None
Intermediate New Mexico Fund	None
Intermediate New York Fund	None

John C. Bonnell
Short Duration Municipal Fund	$100,001–$500,000
Limited Term Municipal Fund	None
Intermediate Municipal Fund	$100,001 – $500,000
Strategic Municipal Income Fund	$100,001 – $500,000
Limited Term California Fund	None
Intermediate New Mexico Fund	None
Intermediate New York Fund	None

Matt Burdett
Investment Income Builder Fund	Over $1,000,000
International Equity Fund	$100,001-$500,000

Brian Burrell
Better World International Fund	$50,001-100,000

Lon Erickson
Limited Term U.S. Government Fund	$10,001 - $50,000
Ultra Short Income Fund	Over $1,000,000
Limited Term Income Fund	$100,001-$500,000
Strategic Income Fund	$100,001-$500,000
Core Plus Bond Fund	$10,001–$50,000

Ali Hassan
Strategic Income Fund	$100,001–$500,000

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership
Christian Hoffmann
Investment Income Builder Fund	$100,001 - $500,000
Limited Term U.S. Government Fund	$10,001–$50,000
Ultra Short Income Fund	$10,001–$50,000
Limited Term Income Fund	$100,001-$500,000
Strategic Income Fund	$100,001–$500,000
Core Plus Bond Fund	$100,001 - $500,000

Ben Kirby
Investment Income Builder Fund	over $1,000,000
Developing World Fund	$500,001-$1,000,000
Summit Fund	over $1,000,000

Jeff Klingelhofer
Limited Term U.S. Government Fund	$10,001–$50,000
Ultra Short Income Fund	$10,001–$50,000
Limited Term Income Fund	$500,001-$1,000,000
Strategic Income Fund	$500,001-$1,000,000
Summit Fund	over $1,000,000
Core Plus Bond Fund	$500,001-$1,000,000

Steven Klopukh
Small/Mid Cap Core Fund	$100,001–$500,000
Small/Mid Cap Growth Fund	$100,001–$500,000

Eve Lando
Short Duration Municipal Fund	None
Limited Term Municipal Fund	$1–$10,000
Intermediate Municipal Fund	$50,001–$100,000
Strategic Municipal Income Fund	$1–$10,000
Limited Term California Fund	None
Intermediate New Mexico Fund	None
Intermediate New York Fund	None

Emily Leveille
International Growth Fund	$100,001–$500,000

Tim McCarthy
Small/Mid Cap Core Fund	$50,001–$100,000
Small/Mid Cap Growth Fund	$50,001–$100,000

Brian J. McMahon
Income Builder Fund	over $1,000,000
Global Opportunities Fund	over $1,000,000

Miguel Oleaga
Global Opportunities Fund	over $1,000,000

Josh Rubin
Developing World Fund	$100,001–$500,000

Joe Salmond
Better World International Fund	$100,001–$500,000

Sean Sun
International Growth Fund	over $1,000,000

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership
Lei Wang
International Equity Fund	$100,001–$500,000
Better World International Fund	$100,001–$500,000

Charles Wilson
Developing World Fund	$500,001–$1,000,000

The narrative language and table included under “Portfolio Managers’ Ownership of Shares in the Funds” sub-section beginning on page 68 of the Retirement SAI is hereby deleted in its entirety and replaced with the following disclosure:

Portfolio Managers’ Ownership of Shares in the Funds

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual’s beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. Except as otherwise noted below, the information presented is current as of March 18, 2024. In each case, the dollar range listed may include shares owned by the portfolio manager through the manager’s self-directed account in Thornburg’s retirement plan. In addition to the holdings noted below, each of the portfolio managers is a participant in Thornburg’s profit sharing plan, which invests in shares of each of the Funds.

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership
Nick Anderson
International Growth Fund	$100,001–$500,000

Matt Burdett
Investment Income Builder Fund	Over $1,000,000
International Equity Fund	$100,001-$500,000

Lon Erickson
Limited Term U.S. Government Fund	$10,001 - $50,000
Limited Term Income Fund	$100,001-$500,000
Strategic Income Fund	$100,001-$500,000
Core Plus Bond Fund	$10,001–$50,000

Ali Hassan
Strategic Income Fund	$100,001–$500,000

Christian Hoffmann
Investment Income Builder Fund	$100,001 - $500,000
Limited Term U.S. Government Fund	$10,001–$50,000
Limited Term Income Fund	$100,001-$500,000
Strategic Income Fund	$100,001–$500,000
Core Plus Bond Fund	$100,001 - $500,000

Ben Kirby
Investment Income Builder Fund	over $1,000,000
Developing World Fund	$500,001-$1,000,000

Jeff Klingelhofer
Limited Term U.S. Government Fund	$10,001–$50,000
Limited Term Income Fund	$500,001-$1,000,000
Strategic Income Fund	$500,001-$1,000,000
Core Plus Bond Fund	$500,001-$1,000,000

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership
Steven Klopukh
Small/Mid Cap Core Fund	$100,001–$500,000
Small/Mid Cap Growth Fund	$100,001–$500,000

Emily Leveille
International Growth Fund	$100,001–$500,000

Tim McCarthy
Small/Mid Cap Core Fund	$50,001–$100,000
Small/Mid Cap Growth Fund	$50,001–$100,000

Brian J. McMahon
Income Builder Fund	over $1,000,000
Global Opportunities Fund	over $1,000,000

Miguel Oleaga
Global Opportunities Fund	over $1,000,000

Josh Rubin
Developing World Fund	$100,001–$500,000

Sean Sun
International Growth Fund	over $1,000,000

Lei Wang
International Equity Fund	$100,001–$500,000

Charles Wilson
Developing World Fund	$500,001–$1,000,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6346